Stock-Based Compensation Plans and Arrangements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 35	$ 26	$ 29
Unrecognized compensation cost	$ 17
Weighted average period for total unrecognized compensation cost	1 year 4 months 24 days
Time Vested Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Most stock options are time-vested, with one-third vesting per year beginning with the first anniversary of the grant date.
Restricted Stock Units, RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	RSUs generally are time-vested, with one-third vesting per year beginning with the first anniversary of the grant date
Performance Stock Units, PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	PSUs vest based on achieving certain corporate performance goals over a three-year performance period
Navient Corporation 2014 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effective date	Apr. 07, 2014
Shares authorized to be issued under plan	55,000,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effective date	May 01, 2014
Shares authorized to be issued under plan	1,000,000
Grants Made since 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term for stock options (in years)	5 years
Grants Made Prior to 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term for stock options (in years)	10 years